WRL LETTEHEAD


                                                     January 2, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      WRL Series Fund, Inc.
                  C.A.S.E. Growth Portfolio, C.A.S.E. Quality
                  Growth Portfolio and C.A.S.E. Growth &
                  Income Portfolio
                  File No. 33-507

Dear Commissioners:

         On behalf of the WRL Series Fund, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information ("SAI") for the C.A.S.E. Growth Portfolio, C.A.S.E. Growth & Income Portfolio and C.A.S.E. Quality Growth Portfolio of the Fund dated January 1, 1997 otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of SAI contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 26, 1996 via EDGAR.

                                                Sincerely,


                                                /s/ PRISCILLA I. HECHLER
                                                ------------------------
                                                Priscilla I. Hechler
                                                Assistant Vice President
                                                and Assistant Secretary

cc:      Thomas E. Pierpan, Esq.
         Kimberly J. Smith, Esq.